Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Cash equivalents
Accumulated deficit	60,088,290			60,088,290		53,094,602	23,833,656	$ 24,709,588
Deferred revenue							907,948	$ 1,783,850
Revenues	834,686	$ 1,383,416		2,269,740	$ 2,567,790	4,959,005	6,022,669
Franchise advertising fund expenses	32,454	38,494		54,050	77,393	139,508
Advertising costs	$ 25,092	$ 196		$ 128,735	$ 3,613	$ 34,119	$ 26,314
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration risk percentage	82.95%	75.00%		8.441%	84.00%	83.00%	78.00%
Company Restaurant Net Sales [Member]
Revenues	$ 659,939	$ 815,837		$ 1,897,366	$ 1,616,600	$ 3,466,553	$ 3,869,758
Royalties [Member]
Revenues	173,779	191,810		52,870	398,360	688,308	894,320
Franchise [Member]
Revenues	75,190	273,336		189,630	326,517	390,606	705,000
Rebates [Member]
Revenues	$ 14,233	63,939		$ 54,915	148,920	274,030	$ 308,958
New Revenue Standard Adjustment [Member]
Accumulated deficit		875,902			875,902
Deferred revenue		$ 875,902			$ 875,902
Revenues			$ 568,540			$ 307,362